================================================================================
                                  ANNUAL REPORT
================================================================================

          1997
          1997
          1997
          1997
          1997


                              Smith Barney
                              Funds, Inc.
                              U.S. Government
                              Securities Fund
                              --------------------------------------------------
                              December 31, 1997


                      [LOGO]  Smith Barney Mutual Funds
                              Investing for your future.
                              Every day.

--------------------------------------------------------------------------------

===============================
U.S. Government Securities Fund
===============================

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Funds, Inc. -- U.S. Government Securities Fund ("Portfolio") for the year ended December 31, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance can be found in the appropriate sections that follow in the report.

Performance Update

For the year ended December 31, 1997, the Portfolio's Class A shares had a total return of 9.67%, which was above its Lipper Analytical Services, Inc. ("Lipper") peer group total return average of 8.84%. (Lipper is a major independent fund-tracking organization.) Moreover, over the past twelve months, the Portfolio distributed income dividends totaling $0.86 per Class A share.

Investment Strategy

The Portfolio seeks high current income, liquidity and security of principal by investing in obligations of the U.S. Government, its agencies or its instrumentalities and related repurchase and reverse repurchase agreements. Our investment style emphasizes total return. We seek income from the standpoint of paying dividends to shareholders, but our overriding concern is preserving asset values in all market conditions. For example, if interest rates are expected to decline, we are not going to defy the market and buy high-income coupon securities that maximize income but typically do not perform well when interest rates are going down. Rather, we would buy securities that perform better in an anticipated lower interest rate environment.

In the first four months of the reporting period, we emphasized mortgage-backed securities in the Portfolio. However, as the year unfolded, U.S. Treasurys became our primary focus. In addition, in the last six weeks of the calendar year, approximately 36% of the Portfolio was invested in Treasurys and about 64% was in mortgage-backed securities.

Market Update and Outlook

In our view, one of the most important events for the market in 1997 was the widely publicized currency and economic turmoil in Asia, specifically in Korea, Japan and Indonesia. As these currencies were devalued, the U.S. dollar was clearly a beneficiary. Other notable events during the year include:

     o As a result of the unexpected strength in the U.S. economy, the Federal Reserve Board ("Fed") raised the federal-funds rate by 25 basis points, or 0.25%, at its March 1997 meeting. (The federal-funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of the direction of interest rates.)

     o The not-so-successful introduction of inflation-indexed bonds by the U.S. Treasury.

     o The drastic reduction in the U.S. budget deficit. According to the latest report by the Congressional Budget Office, the deficit will go down to $5 billion in fiscal 1998 and may actually run annual surpluses in 1999 if present policies continue.

     o    As a result of lower rates, mortgage refinancing has increased.

     o The drive toward the European Monetary Union continues to be on target for 1999.

As you can see from the chart below, interest rates declined during the year.

   Yields from U.S. Treasurys:

                                                      12/31/97        12/31/96
                                                      --------        --------
    2-Year U.S. Treasury Note                          5.642%          5.868%
    3-Year U.S. Treasury Note                          5.669           6.010
    5-Year U.S. Treasury Note                          5.705           6.206
   10-Year U.S. Treasury Bond                          5.741           6.418
   30-Year U.S. Treasury Bond                          5.924           6.641

Looking ahead to 1998, we anticipate the following events to have an impact on the bond market:

     o The turmoil in Asia may end up being worse than what is being reported. Therefore, the troubles in Asia will depress U.S. economic activity even more than current consensus expectations.

     o The Fed will probably ease monetary policy and lower rates. In fact, several Fed Governors have recently shifted to a more "dovish" view regarding interest rates.

     o    U.S economic growth should be modestly weaker.

     o Interest rates will be lower and the yield on the 30-Year U.S. Treasury bond should trend toward 5 1/2%.

Moderate economic growth, combined with historically low inflation and the threat of financial and economic turmoil in Southeast Asia, should provide more than enough ammunition for rates to go lower. While non-believers would suggest rates are too low, there is no compelling evidence to warrant a reversal of the present trend. High real rates, a lesser supply of U.S. Treasurys and a strong U.S. dollar are just some of the reasons why we remain bullish on bonds.

On a more somber note, we are saddened by the loss of an outstanding physician and Director of the Portfolio, Dr. Francis P. Martin. His knowledge and wisdom will be missed.

In closing, thank you for investing in the Smith Barney Funds, Inc. -- U.S. Government Securities Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                       /s/ James E. Conroy


Heath B. McLendon                           James E. Conroy
Chairman                                    Vice President

February 20, 1998

====================================================================================
Historical Performance -- Class A Shares
====================================================================================

                        Net Asset Value
                     --------------------
                     Beginning      End         Income     Capital Gain     Total
Year Ended            of Year      of Year     Dividends   Distributions  Returns(1)
====================================================================================
12/31/97               $13.24      $13.61       $ 0.86        $0.00         9.67%
------------------------------------------------------------------------------------
12/31/96                13.59       13.24         0.86         0.00         3.97
------------------------------------------------------------------------------------
12/31/95                12.50       13.59         0.92         0.00        16.52
------------------------------------------------------------------------------------
12/31/94                13.66       12.50         0.91         0.05        (1.48)
------------------------------------------------------------------------------------
12/31/93                13.87       13.66         0.98         0.11         6.40
------------------------------------------------------------------------------------
12/31/92                14.10       13.87         1.08         0.08         6.85
------------------------------------------------------------------------------------
12/31/91                13.22       14.10         1.13         0.05        16.29
------------------------------------------------------------------------------------
12/31/90                13.17       13.22         1.18         0.00         9.95
------------------------------------------------------------------------------------
12/31/89                12.56       13.17         1.21         0.00        15.11
------------------------------------------------------------------------------------
12/31/88                12.68       12.56         1.20         0.00         8.72
------------------------------------------------------------------------------------
12/31/87                13.89       12.68         1.31         0.24         2.67
====================================================================================
Total                                           $11.64        $0.53
====================================================================================

====================================================================================
Historical Performance -- Class B Shares
====================================================================================

                        Net Asset Value
                     --------------------
                     Beginning      End         Income     Capital Gain     Total
Year Ended            of Year      of Year     Dividends   Distributions  Returns(1)
====================================================================================
12/31/97               $13.26      $13.63        $0.80        $0.00          9.12%
------------------------------------------------------------------------------------
12/31/96                13.61       13.26         0.79         0.00          3.44
------------------------------------------------------------------------------------
12/31/95                12.51       13.61         0.86         0.00         16.03
------------------------------------------------------------------------------------
Inception*-12/31/94     12.47       12.51         0.21         0.00          2.04+
====================================================================================
Total                                            $2.66        $0.00
====================================================================================


====================================================================================
Historical Performance -- Class C Shares
====================================================================================

                        Net Asset Value
                     --------------------
                     Beginning      End         Income     Capital Gain     Total
Year Ended            of Year      of Year     Dividends   Distributions  Returns(1)
====================================================================================
12/31/97               $13.23      $13.60        $0.80        $0.00          9.18%
------------------------------------------------------------------------------------
12/31/96                13.58       13.23         0.80         0.00          3.49
------------------------------------------------------------------------------------
12/31/95                12.50       13.58         0.87         0.00         15.93
------------------------------------------------------------------------------------
12/31/94                13.66       12.50         0.83         0.04         (2.11)
------------------------------------------------------------------------------------
12/31/93                13.86       13.66         0.88         0.11          5.74
------------------------------------------------------------------------------------
Inception*-12/31/92     14.01       13.86         0.30         0.00          1.07+
====================================================================================
Total                                            $4.48        $0.15
====================================================================================

====================================================================================
Historical Performance -- Class Y Shares
====================================================================================

                        Net Asset Value
                     --------------------
                     Beginning      End         Income     Capital Gain     Total
Year Ended            of Year      of Year     Dividends   Distributions  Returns(1)
====================================================================================
12/31/97               $13.27      $13.64        $0.90        $0.00         10.00%
------------------------------------------------------------------------------------
12/31/96                13.61       13.27         0.89         0.00          4.30
------------------------------------------------------------------------------------
12/31/95                12.51       13.61         0.96         0.00         16.88
------------------------------------------------------------------------------------
12/31/94                13.67       12.51         0.91         0.04         (1.53)
------------------------------------------------------------------------------------
Inception*-12/31/93     13.97       13.67         0.95         0.11          5.55+
====================================================================================
Total                                            $4.61        $0.15
====================================================================================

====================================================================================
Historical Performance -- Class Z Shares
====================================================================================

                        Net Asset Value
                     --------------------
                     Beginning      End         Income     Capital Gain     Total
Year Ended            of Year      of Year     Dividends   Distributions  Returns(1)
====================================================================================
12/31/97               $13.26      $13.63        $0.90        $0.00          9.98%
------------------------------------------------------------------------------------
12/31/96                13.60       13.26         0.89         0.00          4.31
------------------------------------------------------------------------------------
12/31/95                12.50       13.60         0.95         0.00         16.89
------------------------------------------------------------------------------------
Inception*-12/31/94     12.47       12.50         0.24         0.00          2.15+
====================================================================================
Total                                            $2.98        $0.00
====================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Return
================================================================================

                                           Without Sales Charge(1)
                                ------------------------------------------------
                                Class A    Class B   Class C   Class Y   Class Z
================================================================================
Year Ended 12/31/97               9.67%     9.12%     9.18%    10.00%     9.98%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97         6.85       N/A      6.28       N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/97          9.06       N/A       N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/97       9.58      9.64      6.40      6.91     10.50
================================================================================

                                               With Sales Charge(2)
                                ------------------------------------------------
                                Class A    Class B   Class C   Class Y   Class Z
================================================================================
Year Ended 12/31/97               4.77%     4.62%     8.18%    10.00%     9.98%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97         5.88       N/A      6.28       N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/97          8.56       N/A       N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/97       9.20      9.12      6.40      6.91     10.50
================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                       Without Sales Charge(1)
================================================================================
Class A (12/31/87 through 12/31/97)                            138.12%
--------------------------------------------------------------------------------
Class B (Inception* through 12/31/97)                           33.64
--------------------------------------------------------------------------------
Class C (Inception* through 12/31/97)                           37.05
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/97)                           39.38
--------------------------------------------------------------------------------
Class Z (Inception* through 12/31/97)                           36.98
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, C, Y and Z shares are October 9, 1984, November 7, 1994, December 2, 1992, January 12, 1993 and November 7, 1994, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

================================================================================
Historical Performance (unaudited)
================================================================================

               Growth of $10,000 Invested in Class A Shares of the
                       U.S. Government Securities Fund vs.
            Lehman Brothers GNMA Index and Lehman Brothers MBS Index+

--------------------------------------------------------------------------------
                         December 1987 -- December 1997

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               U.S. Government       Lehman Brothers     Lehman Brothers
               Securities Fund          GNMA Index          MBS Index
               ---------------          ----------          ---------
12/87                9,599                10,000             10,000
12/88               10,397                10,879             10,871
12/89               11,924                12,586             12,539
12/90               13,063                13,918             13,884
12/91               15,140                16,150             16,067
12/92               16,124                17,347             17,185
12/93               17,102                18,487             18,360
12/94               16,812                18,209             18,065
12/95               19,590                21,313             21,102
12/96               20,367                22,494             22,230
12/97               22,338                24,648             24,340

+ Hypothetical illustration of $10,000 invested in Class A shares on December 31, 1987, assuming deduction of the maximum 4.50% sales charge in effect at the time of investment and reinvestment of dividends (after deduction of applicable sales charge through November 7, 1994, and thereafter at net asset value) and capital gains, if any, at net asset value through December 31, 1997. The Lehman Brothers GNMA Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. The Lehman Brothers MBS Index is composed of about 600 15-year to 30-year fixed-rate mortgage-backed pools of Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. The indexes are unmanaged and are not subject to the management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.
++ It is the opinion of management that the Lehman Brothers MBS Index more accurately reflects the composition of the U.S. Government Securities Fund than the Lehman Brothers GNMA Index. In future reporting, the Lehman Brothers MBS Index will be used as a basis of comparison of total return performance rather than the Lehman Brothers GNMA Index.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================================
Schedule of Investments                                                        December 31, 1997
================================================================================================

    FACE
   AMOUNT                            SECURITY                                           VALUE
================================================================================================
U.S. TREASURY OBLIGATIONS -- 35.9%
$57,000,000   U.S. Treasury Note, 5.750% due 11/15/00                               $ 57,092,930
 13,000,000   U.S. Treasury Note, 5.875% due 2/15/04                                  13,121,810
 48,000,000   U.S. Treasury Strips, zero coupon due 11/15/04                          32,515,680
 51,000,000   U.S. Treasury Strips, zero coupon due 11/15/21                          12,170,880
------------------------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS
              (Cost -- $114,278,071)                                                 114,901,300
================================================================================================
U.S. GOVERNMENT AGENCIES -- 64.0%
 90,000,000   Federal National Mortgage Association Principal Strips,
                zero coupon due 7/5/14                                                32,473,389
 23,750,000   Federal National Mortgage Association Principal Strips,
                zero coupon due 10/9/19                                                6,193,763
 17,000,000   Government National Mortgage Association,
                7.000% due 8/14/00@                                                   17,148,750
  1,136,694   Government National Mortgage Association Certificates,
                10.000% due 7/15/20+                                                   1,238,996
 15,463,461   Government National Mortgage Association Certificates,
                8.000% due 7/15/26+                                                   16,043,341
  8,173,541   Government National Mortgage Association Certificates,
                9.000% due 7/15/26+                                                    8,745,690
  5,445,000   Government National Mortgage Association Certificates,
                7.000% due 12/15/27+                                                   5,492,644
 26,754,874   Government National Mortgage Association Certificates Platinum,
                9.000% due 11/15/17                                                   29,037,333
 80,711,459   Government National Mortgage Association Certificates Platinum,
                9.000% due 12/15/17                                                   87,596,954
    902,254   Government National Mortgage Association II Certificates,
                10.000% due 1/20/18+                                                     974,435
------------------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCIES
              (Cost-- $199,778,590)                                                  204,945,295
================================================================================================
REPURCHASE AGREEMENT -- 0.1%
    516,000   Goldman, Sachs & Co., 6.350% due 1/2/98; Proceeds
              at maturity -- $516,182; (Fully collateralized by
              U.S. Treasury Note, 5.625% due 12/31/99;
              Market value -- $526,547) (Cost -- $516,000)                               516,000
================================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $314,572,661*)                                               $320,362,595
================================================================================================

@    Security is traded on a "to-be-announced" basis (See Note 6).
+ Maturity date shown represents the last in the range of maturity dates of mortgage certificates owned.
*    Aggregate cost for Federal income tax purposes is  substantially  the same.



                       See Notes to Financial Statements.

================================================================================
Statement of Assets and Liabilities                            December 31, 1997
================================================================================

ASSETS:
  Investments, at value (Cost -- $314,572,661)                     $320,362,595
  Cash                                                                      801
  Receivable for securities sold                                    158,491,265
  Receivable for Fund shares sold                                       214,913
  Interest receivable                                                 2,044,013
--------------------------------------------------------------------------------
  Total Assets                                                      481,113,587
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                  154,299,090
  Management fees payable                                               170,942
  Payable for Fund shares purchased                                     101,052
  Distribution fees payable                                              37,285
  Accrued expenses                                                       38,828
--------------------------------------------------------------------------------
  Total Liabilities                                                 154,647,197
--------------------------------------------------------------------------------
Total Net Assets                                                   $326,466,390
================================================================================
NET ASSETS:
  Par value of capital shares                                         $ 239,773
  Capital paid in excess of par value                               320,442,160
  Overdistributed net investment income                                  (5,477)
  Net unrealized appreciation of investments                          5,789,934
--------------------------------------------------------------------------------
Total Net Assets                                                   $326,466,390
--------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                            19,961,936
  -----------------------------------------------------------------------------
  Class B                                                               897,819
  -----------------------------------------------------------------------------
  Class C                                                             1,063,457
  -----------------------------------------------------------------------------
  Class Y                                                               379,959
  -----------------------------------------------------------------------------
  Class Z                                                             1,674,139
  -----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                        $13.61
  -----------------------------------------------------------------------------
  Class B*                                                              $13.63
  -----------------------------------------------------------------------------
  Class C**                                                             $13.60
  -----------------------------------------------------------------------------
  Class Y (and redemption price)                                        $13.64
  -----------------------------------------------------------------------------
  Class Z (and redemption price)                                        $13.63
  -----------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
  (net asset value plus 4.71% of net asset value per share)             $14.25
================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within the first year of purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).


                       See Notes to Financial Statements.

================================================================================
Statement of Operations                                        December 31, 1997
================================================================================

INVESTMENT INCOME:
  Interest                                                          $24,984,542
  Less: Interest expense (Note 5)                                      (542,073)
--------------------------------------------------------------------------------
  Total Investment Income                                            24,442,469
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                            1,571,535
  Distribution fees (Note 2)                                            914,915
  Shareholder and system servicing fees                                 141,273
  Registration fees                                                      70,000
  Shareholder communications                                             46,200
  Audit and legal                                                        16,801
  Custody                                                                16,002
  Directors' fees                                                         5,000
  Other                                                                  10,000
--------------------------------------------------------------------------------
  Total Expenses                                                      2,791,726
--------------------------------------------------------------------------------
Net Investment Income                                                21,650,743
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS
(NOTES 3 AND 7):
Realized Gain (Loss) From:
  Security transactions (excluding short-term securities)             9,509,242
  Futures contracts                                                  (5,770,736)
--------------------------------------------------------------------------------
  Net Realized Gain                                                   3,738,506
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of year                                                   159,993
    End of year                                                       5,789,934
--------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                             5,629,941
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         9,368,447
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $31,019,190
================================================================================


                       See Notes to Financial Statements.

===========================================================================================
Statements of Changes in Net Assets                        For the Years Ended December 31,
===========================================================================================

                                                              1997                1996
===========================================================================================
OPERATIONS:
  Net investment income                                  $  21,650,743        $  25,143,062
  Net realized gain                                          3,738,506              957,180
  Increase (decrease) in net unrealized appreciation         5,629,941          (12,000,502)
-------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                    31,019,190           14,099,740
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    (21,829,158)         (25,585,330)
  Net realized gains                                          (111,560)                  --
-------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                          (21,940,718)         (25,585,330)
-------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                          17,054,286           12,294,423
  Net asset value of shares issued for
    reinvestment of dividends                               12,732,904           14,678,816
  Cost of shares reacquired                                (77,835,161)         (95,176,025)
-------------------------------------------------------------------------------------------
  Decrease in Net Assets
    From Fund Share Transactions                           (48,047,971)         (68,202,786)
-------------------------------------------------------------------------------------------
Decrease in Net Assets                                     (38,969,499)         (79,688,376)
NET ASSETS:
  Beginning of year                                        365,435,889          445,124,265
-------------------------------------------------------------------------------------------
  End of year*                                           $ 326,466,390        $ 365,435,889
===========================================================================================
* Includes overdistributed net investment income of:           $(5,477)             $(1,628)
===========================================================================================


                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
================================================================================

     1. SIGNIFICANT ACCOUNTING POLICIES

     The U.S. Government Securities Fund ("Portfolio"), formerly known as U.S. Government Securities Portfolio, is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and two other separate investment portfolios: Large Cap Value Fund and Short-Term U.S. Treasury Securities Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $174,566 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     2.  MANAGEMENT AGREEMENT AND TRANSACTIONS
         WITH AFFILIATED PERSONS

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager for the Fund. The Portfolio pays MMC an investment advisory fee calculated at an annual rate of 0.50% of the first $200 million of the average daily net assets, and 0.40% of the average daily net assets of the Portfolio in excess of $200 million. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. For the year ended December 31, 1997, SB received sales charges of approximately $105,000 on sales of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended December 31, 1997, CDSCs paid to SB were approximately:

                                                           Class B     Class C
================================================================================
CDSCs                                                      $29,000     $1,000
================================================================================

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the year ended December 31, 1997, total Distribution Plan fees were as follows:

                                              Class A      Class B     Class C
================================================================================
Distribution Plan Fees                       $720,768      $88,018    $106,129
================================================================================


     All officers and two Directors of the Fund are employees of SB.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     3.  INVESTMENTS

     During the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                                          $484,837,865
--------------------------------------------------------------------------------
Sales                                                               464,946,272
================================================================================

     At December 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $6,331,247
Gross unrealized depreciation                                          (541,313)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $5,789,934
================================================================================

     4.  REPURCHASE AGREEMENTS

     The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5.  REVERSE REPURCHASE AGREEMENT

     The Portfolio may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to the reverse repurchase agreement.

     During the year ended December 31, 1997, the maximum and average amounts of reverse repurchase agreements outstanding were as follows:

--------------------------------------------------------------------------------
Maximum amount outstanding                                          $36,208,125
--------------------------------------------------------------------------------
Average amount outstanding                                          $17,607,992
================================================================================

================================================================================
Notes to Financial Statements (continued)
================================================================================

     Interest rates earned on reverse repurchase agreements ranged from 1.10% to 5.45% during the year. For the year ended December 31, 1997, interest expense from reverse repurchase agreements totalled $542,073 and the Portfolio had no open reverse repurchase agreements at December 31, 1997.

     6.  SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

     The Portfolio may trade securities, particularly GNMAs, on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

     At December 31, 1997, the Portfolio held one TBA security with a cost of $17,042,963.

     7.  FUTURES CONTRACTS

     Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

     The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

     At December 31, 1997, the Portfolio had no open futures contracts.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     8.  CAPITAL SHARES

     At December 31, 1997, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights. Each class bears certain expenses specifically related to the distribution of its shares.

     At December 31, 1997, total paid-in capital amounted to the following for each class:

                            Class A          Class B         Class C        Class Y        Class Z
=====================================================================================================
Total Paid-in Capital     $268,267,184     $11,626,283     $14,720,635     $5,783,393     $20,284,438
=====================================================================================================

     Transactions in shares of each class were as follows:

                                                     Year Ended                               Year Ended
                                                  December 31, 1997                        December 31, 1996
                                            ------------------------------           -------------------------------
                                             Shares             Amount                Shares               Amount
====================================================================================================================
Class A
Shares sold                                   622,981         $  8,299,404              434,053         $  5,765,143
Shares issued on reinvestment                 774,295           10,292,016              913,861           12,031,692
Shares redeemed                            (4,983,291)         (66,329,135)          (6,089,171)         (80,467,760)
--------------------------------------------------------------------------------------------------------------------
Net Decrease                               (3,586,015)        $(47,737,715)          (4,741,257)        $(62,670,925)
====================================================================================================================

Class B
Shares sold                                   244,954         $  3,269,526              285,992         $  3,778,340
Shares issued on reinvestment                  35,495              472,688               36,148              476,041
Shares redeemed                              (228,140)          (3,043,767)            (293,500)          (3,913,310)
--------------------------------------------------------------------------------------------------------------------
Net Increase                                   52,309         $    698,447               28,640         $    341,071
====================================================================================================================

Class C
Shares sold                                    76,583         $  1,020,293               55,061         $    725,736
Shares issued on reinvestment                  39,216              520,622               50,186              660,064
Shares redeemed                              (355,831)          (4,722,947)            (388,960)          (5,148,015)
--------------------------------------------------------------------------------------------------------------------
Net Decrease                                 (240,032)        $ (3,182,032)            (283,713)        $ (3,762,215)
====================================================================================================================

Class Y
Shares sold                                     3,928         $     53,575                   --                   --
Shares issued on reinvestment                   5,590               74,202                7,206         $     95,184
Shares redeemed                               (50,797)            (681,381)             (99,666)          (1,326,266)
--------------------------------------------------------------------------------------------------------------------
Net Decrease                                  (41,279)        $   (553,604)             (92,460)        $ (1,231,082)
====================================================================================================================

Class Z
Shares sold                                   329,314         $  4,411,488              152,496         $  2,025,204
Shares issued on reinvestment                 103,114            1,373,376              107,482            1,415,835
Shares redeemed                              (229,967)          (3,057,931)            (326,769)          (4,320,674)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                       202,461         $  2,726,933              (66,791)        $   (879,635)
====================================================================================================================

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                            1997            1996              1995            1994            1993
==================================================================================================================================
Net Asset Value, Beginning of Year                        $13.24          $13.59            $12.50          $13.66          $13.87
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                    0.85            0.84              0.92            0.91            0.98
   Net realized and unrealized gain (loss)                  0.38           (0.33)             1.09           (1.11)          (0.10)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         1.23            0.51              2.01           (0.20)           0.88
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                   (0.86)          (0.86)            (0.92)          (0.91)          (0.98)
   Net realized gains                                      (0.00)#            --                --           (0.05)*         (0.11)*

----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.86)          (0.86)            (0.92)          (0.96)          (1.09)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                              $13.61          $13.24            $13.59          $12.50          $13.66
Total Return                                                9.67%           3.97%            16.52%          (1.48)%          6.40%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                          $271,767        $311,875          $384,534        $358,045        $468,278
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                 0.80%           0.79%**           0.79%         0.76%@            0.49%
   Net investment income                                    6.37            6.34              6.82            6.83            7.00
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      130%            265%               57%             40%             57%
==================================================================================================================================

Class B Shares                                                           1997              1996            1995            1994(1)
==================================================================================================================================
Net Asset Value, Beginning of Year                                       $13.26            $13.61          $12.51          $12.47
----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                                   0.79              0.77            0.80            0.08
   Net realized and unrealized gain (loss)                                 0.38             (0.33)           1.16            0.17
----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                               1.17              0.44            1.96            0.25
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                                  (0.80)            (0.79)          (0.86)          (0.21)
   Net realized gains                                                     (0.00)#              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                       (0.80)            (0.79)          (0.86)          (0.21)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                             $13.63            $13.26          $13.61          $12.51
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                               9.12%             3.44%          16.03%           2.04%++

----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                          $12,238           $11,212         $11,116          $1,529
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                                1.31%             1.28%**         1.28%           1.21%+@

   Net investment income                                                   5.85              5.85            6.16            6.94+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     130%              265%             57%             40%
==================================================================================================================================

(1)  For the period from November 7, 1994 (inception date) to December 31, 1994.
#    Amount represents less than $0.01.
* Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
**   Amount has been restated from the December 31, 1996 annual report.
@    Amount has been restated from the December 31, 1994 annual report.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                           1997            1996              1995          1994(1)          1993
================================================================================================================================
Net Asset Value, Beginning of Year                      $13.23          $13.58            $12.50          $13.66          $13.86
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                   0.77            0.78              0.86            0.82            0.89
  Net realized and unrealized gain (loss)                 0.40           (0.33)             1.09           (1.11)          (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       1.17            0.45              1.95           (0.29)           0.79
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                  (0.80)          (0.80)            (0.87)          (0.83)          (0.88)
  Net realized gains                                     (0.00)#            --                --           (0.04)*         (0.11)*
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.80)          (0.80)            (0.87)          (0.87)          (0.99)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                            $13.60          $13.23            $13.58          $12.50          $13.66
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                              9.18%           3.49%            15.93%          (2.11)%          5.74%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                         $14,464         $17,249           $21,559         $21,253         $19,938
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                1.27%           1.26%**           1.25%           1.21%           1.21%
  Net investment income                                   5.91            5.87              6.36            6.27            6.23
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    130%            265%               57%             40%             57%
================================================================================================================================

Class Y Shares                                          1997            1996              1995           1994(2)         1993(3)
================================================================================================================================
Net Asset Value, Beginning of Year                      $13.27          $13.61            $12.51          $13.67          $13.97
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                   0.88            0.88              1.00            0.89            0.86
  Net realized and unrealized gain (loss)                 0.39           (0.33)             1.06           (1.10)          (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       1.27            0.55              2.06           (0.21)           0.76
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                  (0.90)          (0.89)            (0.96)          (0.91)          (0.95)
  Net realized gains                                     (0.00)#            --                --           (0.04)*         (0.11)*
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.90)          (0.89)            (0.96)          (0.95)          (1.06)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                            $13.64          $13.27            $13.61          $12.51          $13.67
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                             10.00%           4.30%            16.88%          (1.53)%          5.55%++
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                          $5,182          $5,589            $6,992         $13,903         $14,118
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                0.51%           0.50%**           0.49%           0.61%           0.69%+
  Net investment income                                   6.65            6.64              7.22            6.82            7.29+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    130%            265%               57%             40%             57%
================================================================================================================================

(1)  On November 7, 1994, the former Class B shares were renamed Class C shares.
(2)  On November 7, 1994, the former Class C shares were renamed Class Y shares.
(3)  For the period from January 12, 1993 (inception date) to December 31, 1993.
#    Amount represents less than $0.01.
* Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
**   Amount has been restated from the December 31, 1996 annual report.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class Z Shares                                         1997               1996               1995              1994(1)
======================================================================================================================
Net Asset Value, Beginning of Year                     $13.26             $13.60             $12.50             $12.47
----------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                  0.89               0.88               0.94               0.14
  Net realized and unrealized gain (loss)                0.38              (0.33)              1.11               0.13
----------------------------------------------------------------------------------------------------------------------
Total Income From Operations                             1.27               0.55               2.05               0.27
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                 (0.90)             (0.89)             (0.95)             (0.24)
  Net realized gains                                    (0.00)#               --                 --                 --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.90)             (0.89)             (0.95)             (0.24)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $13.63             $13.26             $13.60             $12.50
----------------------------------------------------------------------------------------------------------------------
Total Return                                             9.98%              4.31%             16.89%              2.15%++
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                        $22,815            $19,511            $20,923            $18,580
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                               0.51%              0.49%              0.50%              0.34%+
  Net investment income                                  6.64               6.64               7.12               7.55+
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   130%               265%                57%                40%
======================================================================================================================

(1)  For the period from November 7, 1994 (inception date) to December 31, 1994.
 #   Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.


================================================================================
Tax Information (unaudited)
================================================================================

     A total of 27.74% of the ordinary income dividends paid by the Portfolio have been derived from federal obligations and may be exempt from taxation at the state level.

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the U.S. Government Securities Portfolio of Smith Barney Funds, Inc. as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Securities Portfolio of Smith Barney Funds, Inc. as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                        /s/ KPMG Peat Marwick LLP


New York, New York
February 10, 1998

Smith Barney                                                        SMITH BARNEY
Funds, Inc.                                                         ------------
                                                A Member of TravelersGroup[LOGO]


Directors                             Investment Manager
Donald R. Foley                       Mutual Management Corp.
Paul Hardin
Heath B. McLendon, Chairman           Distributor
Roderick C. Rasmussen                 Smith Barney Inc.
Bruce D. Sargent
John P. Toolan                        Custodian
                                      PNC Bank, N.A.
Joseph H. Fleiss, Emeritus
C. Richard Youngdahl, Emeritus        Shareholder
                                      Servicing Agent
Officers                              First Data Investor Services Group, Inc.
Heath B. McLendon                     P.O. Box 9134
President and                         Boston, MA 02205-9134
Chief Executive Officer

Lewis E. Daidone
Senior Vice President                 This report is submitted for the general
and Treasurer                         information of the shareholders of
                                      Smith Barney Funds, Inc. -- U.S.
James E. Conroy                       Government Securities Fund. It is not
Vice President                        authorized for distribution to prospective
                                      investors unless accompanied or
Bruce D. Sargent                      preceded by a current Prospectus for the
Vice President                        Portfolio, which contains information
                                      concerning the Portfolio's investment
Thomas M. Reynolds                    policies and expenses as well as other
Controller                            pertinent information.

Christina T. Sydor
Secretary

                                      Smith Barney Funds, Inc.
                                      388 Greenwich Street
                                      New York, New York 10013
                                      www.smithbarney.com




                                      FD01086 2/98

================================================================================
                                  ANNUAL REPORT
================================================================================


          1997
          1997
          1997
          1997
          1997


                                  Smith Barney
                                  Funds, Inc.
                                  Short-Term U.S.
                                  Treasury Securities
                                  Fund
                                  ----------------------------------------------
                                  December 31, 1997

                           [LOGO] Smith Barney Mutual Funds
                                  Investing for your future.
                                  Every day.

--------------------------------------------------------------------------------

========================================
Short-Term U.S. Treasury Securities Fund
========================================

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund ("Portfolio") for the year ended December 31, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance can be found in the appropriate sections that follow.

Performance Update

For the year ended December 31, 1997, the Portfolio's Class A shares had a total return of 6.73%, which was above its Lipper Analytical Services, Inc. ("Lipper") peer group total return average of 6.30%. (Lipper is a major independent fund-tracking organization.) Moreover, over the past twelve months, the Portfolio's Class A shares distributed income dividends totaling $0.22 per share.

Investment Strategy

The Portfolio seeks current income, preservation of capital and liquidity. We seek income from the standpoint of paying dividends to shareholders, but our overriding concern is preserving asset values in all market conditions. For example, if interest rates are expected to lower, we are not going to defy the market and buy high-income coupon securities that maximize income but typically do not perform well when interest rates are going down. Rather, we would buy securities that perform better in a lower interest-rate environment.

Market Update and Outlook

In our view, one of the most important events for the market in 1997 was the widely publicized currency and economic turmoil in Asia, specifically in Korea, Japan and Indonesia. As these currencies were devalued, the U.S. dollar was clearly a beneficiary. Other notable events during the reporting period include:

     o As a result of the unexpected strength in the U.S. economy, the Federal Reserve Board ("Fed") raised the federal-funds rate by 25 basis points, or 0.25%, at its March 1997 meeting. (The federal-funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of the direction of interest rates.)

     o The not-so-successful introduction of inflation-indexed bonds by the U.S. Treasury.

     o The drastic reduction in the U.S. budget deficit. According to the latest report by the Congressional Budget Office, the deficit will go down to $5 billion in fiscal 1998 and may actually run annual surpluses in 2001 if present policies continue.

     o    As a result of lower rates, mortgage refinancing has increased.

     o The drive toward the European Monetary Union continues to be on target for 1999.

As you can see from the chart below, interest rates declined during the year.

   Yields from U.S. Treasurys:

                                           12/31/97               12/31/96
                                           --------               --------
    2-Year U.S. Treasury Note               5.642%                 5.868%
    3-Year U.S. Treasury Note               5.669                  6.010
    5-Year U.S. Treasury Note               5.705                  6.206
   10-Year U.S. Treasury Bond               5.741                  6.418
   30-Year U.S. Treasury Bond               5.924                  6.641

Looking ahead to 1998, we anticipate the following events to have an impact on the bond market:

     o The turmoil in Asia may end up worse than what is being reported. Therefore, the troubles in Asia will depress U.S. economic activity even more than current consensus expectations.

     o The Fed will probably ease monetary policy and lower rates. In fact, several Fed Governors have recently shifted to a more "dovish" view regarding interest rates.

     o Interest rates will be lower and the yield on the 30-Year U.S. Treasury bond should trend toward 5 1/2%.

Moderate economic growth, combined with historically low inflation and the threat of financial and economic turmoil in Southeast Asia, should provide more than enough ammunition for rates to go lower. While non-believers would suggest rates are too low, there is no compelling evidence to warrant a reversal of the present trend. High real rates, a lesser supply of U.S. Treasurys and a strong dollar are just some of the reasons why we remain bullish on bonds.

On a more somber note, we are saddened by the loss of an outstanding physician and Director of the Portfolio, Dr. Francis P. Martin. His knowledge and wisdom will be missed.

In closing, thank you for investing in the Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                    /s/ James E. Conroy

Heath B. McLendon                        James E. Conroy
Chairman                                 Vice President

February 20, 1998

================================================================================
Historical Performance -- Class A Shares
================================================================================

                      Net Asset Value
                    -------------------
                    Beginning     End      Income     Capital Gain      Total
Year Ended           of Year    of Year   Dividends   Distributions    Returns
================================================================================
12/31/97              $4.05      $4.09      $0.22        $0.00           6.73%
--------------------------------------------------------------------------------
12/31/96               4.19       4.05       0.23         0.00           2.17
--------------------------------------------------------------------------------
12/31/95               3.91       4.19       0.22         0.00          13.16
--------------------------------------------------------------------------------
12/31/94               4.16       3.91       0.18         0.00          (2.15)
--------------------------------------------------------------------------------
12/31/93               4.12       4.16       0.18         0.02           6.01
--------------------------------------------------------------------------------
12/31/92               4.09       4.12       0.19         0.01           5.92
--------------------------------------------------------------------------------
Inception*-12/31/91    4.01       4.09       0.03         0.01           2.85+
================================================================================
Total                                       $1.25        $0.04
================================================================================

================================================================================
Historical Performance -- Class Y Shares
================================================================================

                      Net Asset Value
                    -------------------
                    Beginning     End      Income     Capital Gain     Total
Year Ended           of Year    of Year   Dividends   Distributions   Returns
================================================================================
12/31/97              $4.05      $4.09      $0.24        $0.00          7.20%
--------------------------------------------------------------------------------
Inception*-12/31/96    4.19       4.05       0.22         0.00          2.08+
================================================================================
Total                                       $0.46        $0.00
================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Return
================================================================================

                                                     Without Sales Charge
                                                   -------------------------
                                                   Class A          Class Y
================================================================================
Year Ended 12/31/97                                 6.73%            7.20%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97                           5.20              N/A
--------------------------------------------------------------------------------
Inception* through 12/31/97                         5.67             4.87
================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                           Without Sales Charge
================================================================================
Class A (Inception* through 12/31/97)                            40.34%
--------------------------------------------------------------------------------
Class Y (Inception* through 12/31/97)                             9.44
================================================================================

* The inception dates for Class A and Y shares are November 11, 1991 and February 7, 1996, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

================================================================================
Historical Performance (unaudited)
================================================================================

                 Growth of $10,000 Invested in Class A Shares of
                the Short-Term U.S. Treasury Securities Fund vs.
                 Salomon Smith Barney 3-Year Treasury Index and
                    Lehman Brothers 1-3 Years Treasury Index+

--------------------------------------------------------------------------------
                         November 1991 -- December 1997


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     Short-Term           Salomon Smith Barney     Lehman Brothers 1-3
                   U.S. Treasury          3-Year Treasury Index    Years Treasury Index
                   -------------          ---------------------    --------------------
11/11/91               10,000                    10,000                  10,000
   12/91               10,283                    10,230                  10,230
   12/92               10,891                    10,902                  11,902
   12/93               11,547                    11,653                  11,653
   12/94               11,361                    11,471                  11,770
   12/95               12,874                    13,004                  13,265
   12/96               13,149                    13,674                  13,905
12/31/97               14,034                    14,673                  14,808

+ Hypothetical illustration of $10,000 invested in shares at inception on November 11, 1991, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1997. The Salomon Smith Barney 3-Year Treasury Index is composed of the most recently issued 3-year United States Treasury Notes which are used to track the index total return. The Lehman Brothers 1-3 Years Treasury Index is composed of fixed-rate U.S. Treasury securities that have one year to three years final maturity and at least $100 million par amount outstanding. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser fees were incurred by shareholders investing in the other classes.
++ It is the opinion of management that the Lehman Brothers 1-3 Years Treasury Index more accurately reflects the composition of the Short-Term U.S. Treasury Securities Fund than the Salomon Smith Barney 3-Year Treasury Index. In future reporting, the Lehman Brothers 1-3 Years Treasury Index will be used as a basis of comparison of total return performance rather than the Salomon Smith Barney 3-Year Treasury Index.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

========================================================================================
Schedule of Investments                                                December 31, 1997
========================================================================================

    FACE
   AMOUNT                          SECURITY                                     VALUE
========================================================================================
U.S. GOVERNMENT OBLIGATIONS -- 99.2%
$5,300,000    U.S. Treasury Note, 5.125% due 11/30/98                       $  5,278,535
10,300,000    U.S. Treasury Note, 6.500% due 4/30/99                          10,414,536
11,000,000    U.S. Treasury Note, 6.250% due 5/31/99                          11,090,750
19,600,000    U.S. Treasury Note, 6.750% due 5/31/99                          19,893,020
21,500,000    U.S. Treasury Note, 6.000% due 8/15/00                          21,663,400
18,500,000    U.S. Treasury Note, 5.875% due 11/30/01                         18,578,625
12,300,000    U.S. Treasury Note, 5.875% due 9/30/02                          12,371,832
----------------------------------------------------------------------------------------

              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost-- $98,544,380)                                            99,290,698
========================================================================================

REPURCHASE AGREEMENT -- 0.8%
  797,000     Goldman, Sachs & Co., 6.348% due 1/2/98;
              Proceeds at maturity -- $797,281; (Fully collateralized
              by U.S. Treasury Note, 5.625% due 12/31/99;
              Market value -- $813,291) (Cost -- $797,000)                       797,000
========================================================================================

              TOTAL INVESTMENTS -- 100%
              (Cost -- $99,341,380*)                                        $100,087,698
========================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.




                       See Notes to Financial Statements.

================================================================================
Statement of Assets and Liabilities                            December 31, 1997
================================================================================

ASSETS:
  Investments, at value (Cost $99,341,380)                         $100,087,698
  Cash                                                                      725
  Interest receivable                                                 1,098,872
  Receivable for Fund shares sold                                       198,073
  Other assets                                                           39,741
--------------------------------------------------------------------------------
  Total Assets                                                      101,425,109
--------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                     107,076
  Payable for Fund shares purchased                                      92,883
  Management fees payable                                                39,352
  Distribution fees payable                                               8,484
  Accrued expenses                                                       30,474
--------------------------------------------------------------------------------
  Total Liabilities                                                     278,269
--------------------------------------------------------------------------------
Total Net Assets                                                   $101,146,840
================================================================================
NET ASSETS:
  Par value of capital shares                                      $    247,046
  Capital paid in excess of par value                               107,055,542
  Accumulated net realized loss on security transactions             (6,902,066)
  Net unrealized appreciation of investments                            746,318
--------------------------------------------------------------------------------
Total Net Assets                                                   $101,146,840
================================================================================
Shares Outstanding:
  Class A                                                            17,428,313
  ------------------------------------------------------------------------------
  Class Y                                                             7,276,295
  ------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                          $4.09
  ------------------------------------------------------------------------------
  Class Y (and redemption price)                                          $4.09
  ------------------------------------------------------------------------------




                       See Notes to Financial Statements.

================================================================================
Statement of Operations                     For the Year Ended December 31, 1997
================================================================================

INVESTMENT INCOME:
  Interest                                                        $   7,769,414
  Less: Interest expense (Note 5)                                       (10,326)
--------------------------------------------------------------------------------
  Total Investment Income                                             7,759,088
--------------------------------------------------------------------------------

EXPENSES:
  Management fees (Note 2)                                              538,831
  Distribution fees (Note 2)                                            272,848
  Shareholder and system servicing fees                                  59,316
  Shareholder communications                                             28,833
  Audit and legal                                                        25,997
  Registration fees                                                      17,644
  Custody                                                                 4,798
  Directors' fees                                                         3,111
  Other                                                                   1,204
--------------------------------------------------------------------------------
  Total Expenses                                                        952,582
--------------------------------------------------------------------------------
Net Investment Income                                                 6,806,506
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                             179,923,247
    Cost of securities sold                                         177,781,968
--------------------------------------------------------------------------------
  Net Realized Gain                                                   2,141,279
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
  of Investments:
    Beginning of year                                                 1,420,421
    End of year                                                         746,318
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                              (674,103)
--------------------------------------------------------------------------------
Net Gain on Investments                                               1,467,176
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $   8,273,682
================================================================================



                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets             For the Years Ended December 31,
================================================================================

                                                      1997            1996
================================================================================
OPERATIONS:
   Net investment income                         $   6,806,506    $   6,043,370
   Net realized gain (loss)                          2,141,279         (970,497)
   Decrease in net unrealized appreciation            (674,103)      (2,503,346)
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations            8,273,682        2,569,527
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                            (6,806,506)      (6,043,370)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (6,806,506)      (6,043,370)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                 52,065,590       44,968,002
   Net asset value of shares issued for
     reinvestment of dividends                       3,694,867        4,448,261
   Cost of shares reacquired                       (71,518,650)     (37,603,657)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                       (15,758,193)      11,812,606
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                  (14,291,017)       8,338,763
NET ASSETS:
   Beginning of year                               115,437,857      107,099,094
--------------------------------------------------------------------------------
   End of year                                   $ 101,146,840    $ 115,437,857
================================================================================




                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
================================================================================

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Short-Term U.S. Treasury Securities Fund ("Portfolio"), formerly known as Short-Term U.S. Treasury Securities Portfolio, a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and two other separate investment portfolios: Large Cap Value Fund and U.S. Government Securities Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets;(h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. MANAGEMENT AGREEMENTS
        AND TRANSACTIONS WITH AFFILIATED PERSONS

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Portfolio pays MMC a management fee calculated at an annual rate of 0.45% of the Portfolio's average daily net assets. This fee is calculated daily and paid monthly.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. Pursuant to a Distribution Plan, the Portfolio pays a distribution fee and a service fee with respect to Class A shares calculated at the annual rate of 0.10% and 0.25% of its average daily net assets, respectively. For the year ended December 31, 1997, total Distribution Plan fees incurred was $272,848.

     All officers and two Directors of the Fund are employees of SB.

     3. INVESTMENTS

     During the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $165,220,875
--------------------------------------------------------------------------------
Sales                                                               179,923,247
================================================================================

     At December 31, 1997, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                          $746,896
Gross unrealized depreciation                                              (578)
--------------------------------------------------------------------------------
Net unrealized appreciation                                            $746,318
================================================================================

     4. REPURCHASE AGREEMENTS

     The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. REVERSE REPURCHASE AGREEMENT

     A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will

================================================================================
Notes to Financial Statements (continued)
================================================================================

establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to the reverse repurchase agreements.

     During the year ended December 31, 1997 the Portfolio had entered into one reverse repurchase agreement. The total market value of the reverse repurchase agreement was $10,793,750 and had an interest rate of 4.92% which incurred interest expense of $10,326.

     At December 31, 1997, the Portfolio had no open reverse repurchase agreements.

     6. CAPITAL SHARES

     At December 31, 1997, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

     At December 31, 1997, total paid-in-capital amounted to the following for each class:

                                                      Class A         Class Y
================================================================================
Total Paid-in Capital                               $78,306,127     $28,996,461
================================================================================

     Transactions in shares of each class were as follows:

                                         Year Ended                       Year Ended
                                      December 31, 1997               December 31, 1996
                                 ----------------------------     --------------------------
                                    Shares         Amount           Shares         Amount
============================================================================================
Class A
Shares sold                        6,333,523    $ 25,620,854       3,206,711    $ 13,018,952
Shares issued on reinvestment        914,485       3,694,867       1,099,875       4,448,261
Shares redeemed                  (10,417,386)    (42,121,325)     (9,277,889)    (37,603,657)
--------------------------------------------------------------------------------------------
Net Decrease                      (3,169,378)   $(12,805,604)     (4,971,303)   $(20,136,444)
============================================================================================

Class Y
Shares sold                        6,558,594    $ 26,444,736       7,937,830    $ 31,949,050
Shares redeemed                   (7,220,129)    (29,397,325)             --              --
--------------------------------------------------------------------------------------------
Net Increase (Decrease)             (661,535)   $ (2,952,589)      7,937,830    $ 31,949,050
============================================================================================

================================================================================
Notes to Financial Statements (continued)
================================================================================

     7. CAPITAL LOSS CARRYFORWARD

     At December 31, 1997, the Portfolio had for Federal income tax purposes approximately $6,900,000, of capital loss carryforwards available to offset future realized gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

     The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                             2002           2003          2004
================================================================================
Carryforward amounts                      $4,805,000     $1,124,000     $971,000
================================================================================

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                             1997               1996           1995            1994           1993
===================================================================================================================================
Net Asset Value, Beginning of Year                         $4.05               $4.19          $3.91           $4.16         $4.12
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                     0.22                0.23           0.22            0.18          0.18
  Net realized and unrealized gain (loss)                   0.04               (0.14)          0.28           (0.25)         0.06
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         0.26                0.09           0.50           (0.07)         0.24
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                    (0.22)              (0.23)         (0.22)          (0.18)        (0.18)
  Net realized gains                                          --                  --             --              --         (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.22)              (0.23)         (0.22)          (0.18)        (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                               $4.09               $4.05          $4.19           $3.91         $4.16
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                6.73%               2.17%         13.16%          (2.15)%        6.01%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                           $71,361             $83,324       $107,099         $88,707      $205,758
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                  0.95%               0.98%          0.98%           0.91%         0.88%
  Net investment income                                     5.53                5.62           5.29            4.54          4.40
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      145%                130%            29%             25%           41%
===================================================================================================================================

Class Y Shares                                                                                                1997        1996(1)
===================================================================================================================================
Net Asset Value, Beginning of Year                                                                            $4.05         $4.19
-----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                                                                        0.24          0.22
  Net realized and unrealized gain (loss)                                                                      0.04         (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                                                                   0.28          0.08
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                                                                       (0.24)        (0.22)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                           (0.24)        (0.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                                                                  $4.09         $4.05
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                                   7.20%         2.08%++

-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                                                              $29,786       $32,114
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                                                                     0.50%         0.58%+
  Net investment income                                                                                        6.00          5.99+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                         145%          130%
===================================================================================================================================

(1) For the period from February 7, 1996 (inception date) through December 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Short-Term U.S. Treasury Securities Portfolio of Smith Barney Funds, Inc. as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Short-Term U.S. Treasury Securities Portfolio of Smith Barney Funds, Inc. as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                            /s/ KPMG Peat Marwick LLP


New York, New York
February 10, 1998

================================================================================
Tax Information (unaudited)
================================================================================

     A total of 97.89% of the ordinary income dividends paid by the Portfolio have been derived from federal obligations and may be exempt from taxation at the state level.

Smith Barney                                                        SMITH BARNEY
Funds, Inc.                                                         ------------
                                               A Member of TravelersGroup [LOGO]

Directors                               Investment Manager
Donald R. Foley                         Mutual Management Corp.
Paul Hardin
Heath B. McLendon, Chairman             Distributor
Roderick C. Rasmussen                   Smith Barney Inc.
Bruce  D. Sargent
John P. Toolan                          Custodian
                                        PNC Bank, N.A.
Joseph H. Fleiss, Emeritus
C. Richard Youngdahl, Emeritus          Shareholder
                                        Servicing Agent
Officers                                First Data Investor Services Group, Inc.
Heath B. McLendon                       P.O. Box 9134
President and                           Boston, MA 02205-9134
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer                           This report is submitted for the
                                        general information of the shareholders
James E. Conroy                         of Smith Barney Funds, Inc. --
Vice President                          Short-Term U.S. Treasury Securities
                                        Fund. It is not authorized for
Bruce D. Sargent                        distribution to prospective investors
Vice President                          unless accompanied or preceded by a
                                        current Prospectus for the Portfolio,
Thomas M. Reynolds                      which contains information concerning
Controller                              the Portfolio's investment policies and
                                        expenses as well as other pertinent
Christina T. Sydor                      information.
Secretary

                                        Smith Barney Funds, Inc.
                                        388 Greenwich Street
                                        New York, New York 10013
                                        www.smithbarney.com

                                        FD0854 2/98

---------
1967-1997
---------

                                      30th
                                  Anniversary
================================================================================
                                   [GRAPHIC]


                                        Smith Barney Funds, Inc.
                                        Large Cap
                                        Value Fund
[GRAPHIC]
                                        ANNUAL REPORT

                                        December 31, 1997

                                 [LOGO] Smith Barney Mutual Funds
                                        Investing for your future.
                                        Every day.(SM)
================================================================================

Smith Barney Funds, Inc.
Large Cap Value Fund
================================================================================

================================================================================
The Large Cap Value Fund ("Fund"), formerly known as the Equity Income Portfolio, seeks current income and long-term growth of income and capital primarily through investments in common stocks.


Smith Barney Funds, Inc.
Large Cap Value Fund's
Average Annual Total Returns Ended
December 31, 1997

                                                  Without Sales Charges*
                                           -------------------------------------
                                           Class A        Class B       Class C
================================================================================
One-Year                                    27.86%         26.83%         26.85%
--------------------------------------------------------------------------------
Five-Year                                   17.07            N/A          16.18
--------------------------------------------------------------------------------
Ten-Year                                    14.80            N/A            N/A
--------------------------------------------------------------------------------
Since Inception+                            11.72          22.70          16.02
================================================================================
                                                   With Sales Charges**
                                           -------------------------------------
                                           Class A        Class B       Class C
================================================================================
One-Year                                    21.45%         21.83%         25.85%
--------------------------------------------------------------------------------
Five-Year                                   15.87            N/A          16.18
--------------------------------------------------------------------------------
Ten-Year                                    14.22            N/A           N/A
--------------------------------------------------------------------------------
Since Inception+                            11.53          22.29         16.02
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
+ Inception dates for Class A, B and C shares are May 18, 1967, November 7, 1994 and December 2, 1992, respectively.

================================================================================
A PROUD HISTORY...
================================================================================

This year we proudly celebrate the 30th anniversary of the Large Cap Value Fund. Since it began in May 1967, the Fund has delivered consistently competitive returns through two wars, seven administrations and a number of market downturns as well as the current historic bull market.



================================================================================
NASDAQ SYMBOL
================================================================================

           Class A                      SBCIX
           Class B                      SBCCX
           Class C                      SBGCX


================================================================================
WHAT'S INSIDE
================================================================================

Shareholder Letter ........................................................    1

Historical Performance ....................................................    4

Schedule of Investments ...................................................    8

Statement of Assets and Liabilities .......................................   11

Statement of Operations ...................................................   12

Statements of Changes in Net Assets .......................................   13

Notes to Financial Statements .............................................   14

Financial Highlights ......................................................   18

Independent Auditors' Report ..............................................   23

Tax Information ...........................................................   24

================================================================================
Shareholder Letter
================================================================================


[PHOTO]                                 [PHOTO]


HEATH B.                                BRUCE D.
MCLENDON                                SARGENT, CFA

Chairman                                Vice President

Dear Shareholder:

It is with pleasure that we provide the annual report for the Smith Barney Funds, Inc. -- Large Cap Value Fund ("Fund"), formerly known as the Equity Income Portfolio, for the year ended December 31, 1997. In this report, we summarize the period's prevailing economic conditions and briefly outline the Fund's investment strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow.

As you can see, your Fund's name was changed from the Equity Income Portfolio to the Large Cap Value Fund. However, the Fund's investment style has remained unchanged and the portfolio managers will continue to follow a highly disciplined bottom-up approach to investing. In selecting stocks for the Fund, the managers will search for undervalued stocks of established well-recognized, yet temporarily out-of-favor companies or ones that offer potential opportunities yet unrecognized by the broader marketplace. Typically, these are companies that may have performed poorly in the past, yet, in the view of the managers, are poised to turn around because of a new management team, new product or new business strategy. In addition, the managers will look at the dividend level and the company's ability to increase their dividends over time.

Celebrating 30 Years of Solid Performance

We are proud to celebrate the 30th anniversary of the Large Cap Value Fund. Since it began in May 1967, the Fund has delivered consistently competitive returns through two wars, seven administrations and a number of market downturns as well as the current historic bull market. Over the years, the Fund has grown to serve approximately 36,000 shareholders and now has more than $1 billion in assets under management as of December 31, 1997.

Portfolio Performance and Investment Strategy

For the year ended December 31, 1997, the Fund generated a total return of 27.86%, 26.83% and 26.85% for its Class A, B and C shares without sales charges, respectively. In comparison, the Lipper Analytical Services, Inc. peer group average was 27.44% for the same period. (Lipper is an independent fund-tracking organization.)

Since its inception, the Fund has maintained a consistent investment strategy. The Fund seeks to provide shareholders with current income and long-term growth of capital by investing primarily in large-capitalization companies that tend to be familiar household names. Our approach involves visiting hundreds of companies each year and meeting regularly with management to understand a company's business and industry, identifying outstanding management teams and targeting promising long-term investment opportunities.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -- Large Cap Value Fund                               1

We strive to minimize risk in the Fund in a number of ways. As of December 31, 1997, the Fund owned 61 securities and no single security made up more than 5% in the Fund. In addition to this broad diversification, the Fund's holdings tend to be highly liquid and the dividends they generate help to cushion the Fund from the effects of volatile markets. In fact, a principal aspect of our management strategy is that every stock we own must provide a dividend that is greater than or equal to the average for the Standard & Poor's 500 Stock Index ("S&P 500"), an index composed of widely held common stocks.

Market Update and Outlook

During 1997 the stock market continued the impressive returns of the past few years. The S&P 500 has never before reported three consecutive years of 20%+ growth. The reasons behind these returns center on a specific confluence of events that have occurred over recent years. Company earnings have been very robust, and returns on assets and capital have been enhanced by an increased emphasis on cost cutting and efficient use of capital. Simultaneously, interest rates have declined over the past two years. As governments restrained public spending worldwide and competitive forces placed a lid on price increases, the yield on bonds fell in the major markets. The combination of these events made stocks more attractive.

Looking ahead at 1998, we believe the main risk to the stock market is the potential reduction in corporate earnings. With worldwide price inflation low, especially given the recent events in Southeast Asia, the margin for error is small. The restructurings that many domestic companies have undergone since the beginning of the decade have kept costs under control and will be important going forward as margins come under more pressure.

Our investment emphasis on dividend-paying companies should help cushion disappointments. With stock price performance expected to return to more historical levels, the dividend component will become a more critical part of the total return. However, the U.S. economy continues to report low inflation, moderate growth and productivity increases. We think these factors bode well for stocks over the medium to longer term.

Fund's Portfolio Update

During the reporting period, we invested in Dow Jones & Company Inc., a multi-national media company specializing in business news. Early in the year, Dow Jones announced its intention to invest roughly $650 million in Dow Jones Markets Service (formerly Telerate). Many investment professionals thought the better course of action would be to sell off this chronically underperforming division. Yet, we believe the asset value of Dow Jones alone made it a good value despite the drag of Dow Jones Markets Service. If there's a positive catalyst in the coming year, we expect the upside potential to Dow Jones to be significant.

Our pharmaceutical holdings helped the Fund's performance during the period under review. Drug companies such as Bristol-Meyers Squibb Co. and Eli Lilly & Co., which were earlier undervalued by the marketplace, came out with exciting new products and investors began to view these stocks much more favorably. In addition, the Fund also benefited from its holdings in financial services companies and electric utilities.

However, the Fund's performance was negatively impacted by its cyclical stock holdings even though their valuations appeared to be inexpensive when we first identified them. A slowdown in domestic economic growth and the turmoil in Asia had an

--------------------------------------------------------------------------------
2                 Special 30th Anniversary -- 1997 Annual Report to Shareholders
adverse affect on the earnings of most cyclicals. Another disappointment for the Fund during the reporting period was Eastman Kodak. The company became aggressive and competitor Fuji responded in kind. In our view, Eastman Kodak painted themselves into a corner when its competitive strategy backfired and the company was forced to cut prices.

In closing, thank you for your investment in the Smith Barney Funds, Inc. -- Large Cap Value Fund. We at Smith Barney look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon           /s/ Bruce Sargent

Heath B. McLendon               Bruce Sargent, CFA
Chairman                        Vice President

February 20, 1998

================================================================================
Top Ten Holdings*                                        As of December 31, 1997
================================================================================

 1.  Bristol-Myers Squibb Co.                                               3.7%
--------------------------------------------------------------------------------
 2.  Unilever, N.V                                                          3.4
--------------------------------------------------------------------------------
 3.  Sprint Corp.                                                           3.2
--------------------------------------------------------------------------------
 4.  Chubb Corp.                                                            3.0
--------------------------------------------------------------------------------
 5.  Xerox Corp.                                                            2.9
--------------------------------------------------------------------------------
 6.  American Home Products Corp.                                           2.8
--------------------------------------------------------------------------------
 7.  Eli Lilly & Co.                                                        2.7
--------------------------------------------------------------------------------
 8.  Mobil Corp.                                                            2.7
--------------------------------------------------------------------------------
 9.  Baxter International, Inc.                                             2.6
--------------------------------------------------------------------------------
10.  General Electric Co.                                                   2.5
--------------------------------------------------------------------------------

* As a percentage of total common stocks.


--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -- Large Cap Value Fund                               3

===========================================================================================================================
Historical Performance -- Class A Shares
===========================================================================================================================

                                                   Net Asset Value
                                              -------------------------
                                              Beginning           End             Income        Capital Gain       Total
Year Ended                                     of Year          of Year          Dividends      Distributions    Returns(1)
===========================================================================================================================
12/31/97                                       $14.79           $17.09            $0.29             $1.50          27.86%
---------------------------------------------------------------------------------------------------------------------------
12/31/96                                        14.59            14.79             0.36              1.79           16.06
---------------------------------------------------------------------------------------------------------------------------
12/31/95                                        12.18            14.59             0.39              1.18           33.05
---------------------------------------------------------------------------------------------------------------------------
12/31/94                                        13.31            12.18             0.42              0.14           (4.31)
---------------------------------------------------------------------------------------------------------------------------
12/31/93                                        12.48            13.31             0.46              0.73           16.38
---------------------------------------------------------------------------------------------------------------------------
12/31/92                                        12.51            12.48             0.51              0.40            7.23
---------------------------------------------------------------------------------------------------------------------------
12/31/91                                        10.54            12.51             0.73              0.05           26.57
---------------------------------------------------------------------------------------------------------------------------
12/31/90                                        12.69            10.54             0.70              0.25           (9.46)
---------------------------------------------------------------------------------------------------------------------------
12/31/89                                        11.00            12.69             0.70              0.31           25.11
---------------------------------------------------------------------------------------------------------------------------
12/31/88                                        10.05            11.00             0.63              0.17           17.67
===========================================================================================================================
   Total                                                                          $5.19             $6.52
===========================================================================================================================

===========================================================================================================================
Historical Performance -- Class B Shares
===========================================================================================================================

                                                   Net Asset Value
                                              -------------------------
                                              Beginning           End             Income        Capital Gain       Total
Year Ended                                     of Year          of Year          Dividends      Distributions    Returns(1)
===========================================================================================================================
12/31/97                                       $14.74           $17.03            $0.15             $1.50          26.83%
---------------------------------------------------------------------------------------------------------------------------
12/31/96                                        14.54            14.74             0.24              1.79           15.22
---------------------------------------------------------------------------------------------------------------------------
12/31/95                                        12.15            14.54             0.29              1.18           32.07
---------------------------------------------------------------------------------------------------------------------------
Inception*-- 12/31/94                           12.54            12.15             0.09              0.14           (1.28)+
===========================================================================================================================
   Total                                                                          $0.77             $4.61
===========================================================================================================================

===========================================================================================================================
Historical Performance -- Class C Shares
==========================================================================================================================

                                                   Net Asset Value
                                              -------------------------
                                              Beginning           End             Income        Capital Gain       Total
Year Ended                                     of Year          of Year          Dividends      Distributions    Returns(1)
===========================================================================================================================
12/31/97                                       $14.76           $17.05            $0.16             $1.50          26.85%
---------------------------------------------------------------------------------------------------------------------------
12/31/96                                        14.57            14.76             0.24              1.79           15.15
---------------------------------------------------------------------------------------------------------------------------
12/31/95                                        12.18            14.57             0.29              1.18           32.01
---------------------------------------------------------------------------------------------------------------------------
12/31/94                                        13.30            12.18             0.34              0.14           (4.91)
---------------------------------------------------------------------------------------------------------------------------
12/31/93                                        12.48            13.30             0.36              0.73           15.46
---------------------------------------------------------------------------------------------------------------------------
Inception*-- 12/31/92                           12.87            12.48             0.06              0.40           (0.57)+
===========================================================================================================================
   Total                                                                          $1.45             $5.74
===========================================================================================================================

===========================================================================================================================
 Historical Performance -- Class Y Shares
===========================================================================================================================
                                                   Net Asset Value
                                              -------------------------
                                              Beginning           End             Income        Capital Gain       Total
Year Ended                                     of Year          of Year          Dividends      Distributions    Returns(1)
===========================================================================================================================
12/31/97                                       $14.80           $17.09            $0.35             $1.50          28.21%
---------------------------------------------------------------------------------------------------------------------------
Inception*-- 12/31/96                           15.06            14.80             0.41              1.79          12.86+
===========================================================================================================================
   Total                                                                          $0.76             $3.29
===========================================================================================================================

--------------------------------------------------------------------------------
4                 Special 30th Anniversary -- 1997 Annual Report to Shareholders

===========================================================================================================================
Historical Performance -- Class Z Shares
===========================================================================================================================

                                                   Net Asset Value
                                              -------------------------
                                              Beginning           End             Income        Capital Gain       Total
Year Ended                                     of Year          of Year          Dividends      Distributions    Returns(1)
===========================================================================================================================
12/31/97                                       $14.82           $17.12            $0.35             $1.50          28.27%
---------------------------------------------------------------------------------------------------------------------------
12/31/96                                        14.61            14.82             0.41              1.79           16.47
---------------------------------------------------------------------------------------------------------------------------
12/31/95                                        12.19            14.61             0.42              1.18           33.41
---------------------------------------------------------------------------------------------------------------------------
Inception*-- 12/31/94                           12.54            12.19             0.12              0.14           (0.73)+
===========================================================================================================================
   Total                                                                          $1.30             $4.61
===========================================================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS QUARTERLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

===========================================================================================================================
Average Annual Total Return
===========================================================================================================================

                                                                       Without Sales Charge(1)
                                              -----------------------------------------------------------------------------
                                              Class A          Class B           Class C           Class Y        Class Z
===========================================================================================================================
Year Ended 12/31/97                            27.86%           26.83%            26.85%            28.21%         28.27%
---------------------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/97                      17.07              N/A             16.18               N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/97                       14.80              N/A               N/A               N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Inception* through 12/31/97                    11.72            22.70             16.02             21.48          24.18
===========================================================================================================================

                                                                            With Sales Charge(2)
                                              -----------------------------------------------------------------------------
                                              Class A          Class B           Class C           Class Y        Class Z
===========================================================================================================================
Year Ended 12/31/97                            21.45%           21.83%            25.85%            28.21%         28.27%
---------------------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/97                      15.87              N/A             16.18               N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/97                       14.22              N/A               N/A               N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Inception* through 12/31/97                    11.53            22.29             16.02             21.48          24.18
===========================================================================================================================


================================================================================
Cumulative Total Return
================================================================================

                                                    Without Sales Charge(1)
===============================================================================
Class A (12/31/87 through 12/31/97)                         297.73%
-------------------------------------------------------------------------------
Class A (Inception* through 12/31/97)                    2,881.22
-------------------------------------------------------------------------------
Class B (Inception* through 12/31/97)                       90.53
-------------------------------------------------------------------------------
Class C (Inception* through 12/31/97)                      112.84
-------------------------------------------------------------------------------
Class Y (Inception* through 12/31/97)                       44.70
-------------------------------------------------------------------------------
Class Z (Inception* through 12/31/97)                       97.85
===============================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, C, Y and Z shares are May 18, 1967, November 7, 1994, December 2, 1992, February 6, 1996 and November 7, 1994, respectively.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -- Large Cap Value Fund                               5

Smith Barney Funds, Inc.
Large Cap Value Fund

Growth of $10,000 invested in Class A Shares of the Smith Barney Funds, Inc. -- Large Cap Value Fund vs. the Standard & Poor's 500 Stock Index*
(unaudited)

May 18, 1967 -- December 31, 1997

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                        Smith Barney Funds, Inc.             S&P 500
Date                                                     Large Cap Value Fund                 Index
----                                                     --------------------                -------
  5/18/67                                                        9,427                         10,000
12/31/67                                                        9,670                         11,031
12/31/68    Assassination of Martin Luther King, Jr.           11,945                         12,252
12/31/69    United States puts the first man on the moon       10,636                         11,218
12/31/70    War in Cambodia escalates                          10,887                         11,661
12/31/71    Freeze on wages and prices                         12,073                         13,329
            NASDAQ introduced
               [ARROW] SMITH BARNEY
                       ------------
                       February 1972 --
                       An affiliate of Smith Barney
                       assumes management of
                       Large Cap Value Fund
12/31/72    Watergate break-in                                 12,652                         15,861
            Nixon visits China
12/31/73    OPEC oil embargo                                   10,134                         13,531
12/31/74    Nixon resigns as President                          8,357                          9,949
12/31/75    U.S. involvement in Vietnam ends                   11,282                         13,654
12/31/76    Bicentennial celebration                           15,461                         16,921
12/31/77    U.S. energy crisis                                 15,709                         15,709
12/31/78    Genocide in Cambodia                               15,997                         16,743
            Camp David accords
12/31/79    Three Mile island disaster                         19,370                         19,857
            Iran hostage crisis begins
12/31/80    Reagan elected President in landslide              25,639                         26,311
12/31/81    Assassination attempts on Reagan and Pope          28,703                         25,016
            First space shuttle launch

* Hypothetical illustration of $10,000 invested in Class A shares on May 18, 1967, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1997. The Standard & Poor's 500 Stock Index ("S&P 500") is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Nasdaq Stock market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
6                 Special 30th Anniversary -- 1997 Annual Report to Shareholders

Large Cap Value Fund...
For more than 30 years, a solid Fund with a sturdy track record

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                        Smith Barney Funds, Inc.             S&P 500
Date                                                     Large Cap Value Fund                 Index
----                                                     --------------------                -------
12/31/82    Worst U.S. recession in 40 years                    36,575                         30,407
12/31/83    Beirut bombing                                      42,934                         37,267
12/31/84    Iran/Iraq conflict                                  47,195                         39,604
12/31/85    U.S. becomes debtor nation                          60,077                         52,170
            Gramm-Rudman Act
12/31/86    Tax reform                                          72,719                         61,905
            Bombing of Libya
12/31/87    Market correction                                   70,663                         65,156
12/31/88    RJR Nabisco buyout                                  83,150                         75,945
12/31/89    Collapse of high-yield bond market                 104,029                         99,967
            Beruit Wall falls
12/31/90    Iraq invasion of Kuwait                             94,188                         96,858
12/31/91    U.S. recession                                     119,208                        126,303
12/31/92    Riots in Los Angeles                               127,818                        135,914
12/31/93    World Trade Center terrorist bombing               148,760                        149,587
            Passage of NAFTA
12/31/94    Orange County bankruptcy                           142,341                        151,547
12/31/95    Dow rises above 4000, then 5000                    189,386                        208,422
12/31/96    Dow rises above 6500                               219,811                        256,255
12/31/97    Dow rises above 7000                               281,046                        341,741

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -- Large Cap Value Fund                               7

===================================================================================================================================
 Schedule of Investments                                                                                          December 31, 1997
===================================================================================================================================

            SHARES                                                 SECURITY                                             VALUE
===================================================================================================================================
COMMON STOCK -- 93.5%
Aerospace -- 0.0%
               9,565       Raytheon Co., Class A Shares                                                                $   471,699
-----------------------------------------------------------------------------------------------------------------------------------
Automotive -- 2.0%
             250,000       Ford Motor Corp.                                                                             12,171,875
             150,000       General Motors                                                                                9,093,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,265,625
-----------------------------------------------------------------------------------------------------------------------------------
Capital Goods -- 6.0%
             400,000       Emerson Electric Co.                                                                         22,575,000
             350,000       General Electric Co.                                                                         25,681,250
             350,000       National Services Industries, Inc.                                                           17,346,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        65,603,125
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals -- 2.1%
             350,000       Imperial Chemical Industries ADR+                                                            22,728,125
-----------------------------------------------------------------------------------------------------------------------------------
Conglomerates -- 1.9%
             200,000       Pitney Bowes Inc.                                                                            17,987,500
             100,000       Seagram Co., Ltd.                                                                             3,231,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        21,218,750
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 2.9%
             100,000       McGraw Hill Cos., Inc.                                                                        7,400,000
             500,000       Stanley Works, Inc.                                                                          23,593,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        30,993,750
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples -- 17.6%
             375,000       American Home Products Corp.                                                                 28,687,500
             520,000       Baxter International, Inc.                                                                   26,227,500
             400,000       Bristol-Myers Squibb Co.                                                                     37,850,000
             400,000       Eli Lilly & Co.                                                                              27,850,000
             350,000       Federal Mogul Corp.+                                                                         14,175,000
             450,000       H.J. Heinz & Co.                                                                             22,865,625
             560,000       Unilever, N.V.+                                                                              34,965,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       192,620,625
-----------------------------------------------------------------------------------------------------------------------------------
Energy -- 7.6%
             200,000       AMP Inc.                                                                                      8,400,000
             350,000       Ashland, Inc.                                                                                18,790,625
             325,000       Dresser Industries, Inc.                                                                     13,629,688
             400,000       Duke Energy Corp.                                                                            22,150,000
              91,890       Enron Corp.                                                                                   3,819,178
             450,000       Keyspan Energy Corp.                                                                         16,565,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        83,355,116
-----------------------------------------------------------------------------------------------------------------------------------
Financial Services -- 16.8%
             150,000       American General Corp.+                                                                       8,109,375
             105,000       Aon Corp.                                                                                     6,155,625
             208,000       Chase Manhattan Corp.                                                                        22,776,000
             400,000       Chubb Corp.                                                                                  30,250,000
             400,000       Dow Jones & Co.+                                                                             21,475,000
             300,000       First Chicago NBD Corp.                                                                      25,050,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8               Special 30th Anniversary -- 1997 Annual Report to Shareholders

===================================================================================================================================
 Schedule of Investments (continued)                                                                               December 31, 1997
===================================================================================================================================

            SHARES                                                 SECURITY                                             VALUE
===================================================================================================================================
Financial Services -- 16.8% (continued)
             150,000       Fleet Financial Group                                                                     $  11,240,625
             200,000       Marsh & McLennan Cos., Inc.                                                                  14,912,500
             300,000       St. Paul Companies, Inc.                                                                     24,618,750
             300,000       Washington Mutual Inc.                                                                       19,143,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       183,731,625
-----------------------------------------------------------------------------------------------------------------------------------
Food Processing -- 2.2%
             250,000       Quaker Oats Corp.                                                                            13,187,500
             200,000       Sara Lee Corp.                                                                               11,262,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,450,000
-----------------------------------------------------------------------------------------------------------------------------------
Oil Integrated -- 7.6%
             250,000       Chevron Corp.                                                                                19,250,000
             240,000       Exxon Corp.                                                                                  14,685,000
             380,000       Mobil Corp.                                                                                  27,431,250
             400,000       Royal Dutch Petroleum Co., ADR                                                               21,675,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        83,041,250
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas -- 1.0%
             400,000       William Cos.+                                                                                11,350,000
-----------------------------------------------------------------------------------------------------------------------------------
Raw & Intermediate Materials -- 5.5%
             350,000       International Paper Co.                                                                      15,093,750
             350,000       Kimberly-Clark Corp.                                                                         17,259,373
             300,000       Masco Corp.+                                                                                 15,262,500
             200,000       Reynolds Metals Co.                                                                          12,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        59,615,623
-----------------------------------------------------------------------------------------------------------------------------------
Retail - Specialty Apparel -- 1.9%
             800,000       Limited, Ltd.                                                                                20,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Technology -- 5.2%
             100,000       Eastman Kodak Co.                                                                             6,081,250
             220,000       Lockheed Martin Corp.                                                                        21,670,000
             400,000       Xerox Corp.+                                                                                 29,525,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        57,276,250
-----------------------------------------------------------------------------------------------------------------------------------
Telephone -- 7.8%
             250,000       American Telephone & Telegraph                                                               15,312,500
             300,000       Bellsouth Corp.                                                                              16,893,750
             400,000       GTE Corp.                                                                                    20,900,000
             550,000       Sprint Corp.                                                                                 32,243,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        85,350,000
-----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 2.3%
              80,000       Alexander Baldwin, Inc.                                                                       2,185,000
             375,000       Union Pacific Corp.                                                                          23,414,064
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,599,064
-----------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -- Large Cap Value Fund                               9

===================================================================================================================================
 Schedule of Investments (continued)                                                                              December 31, 1997
===================================================================================================================================

            SHARES                                                 SECURITY                                             VALUE
===================================================================================================================================
Utilities -- 3.1%
             250,000       Boston Edison Co.                                                                         $   9,468,750
             300,000       El Paso Natural Gas                                                                          19,950,000
             100,000       NIPSCO Industries Inc.                                                                        4,943,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        34,362,500
-----------------------------------------------------------------------------------------------------------------------------------
                           TOTAL COMMON STOCK
                           (Cost -- $715,355,095)                                                                   1,023,433,127
===================================================================================================================================
CONVERTIBLE PREFERRED STOCK -- 1.0%
Financial Services -- 1.0%
             100,000       Banc One Corp., Series C, Exchangeable $3.50
                           (Cost -- $6,830,625)                                                                        10,512,500
===================================================================================================================================

          FACE
         AMOUNT                                                 SECURITY                                                  VALUE
===================================================================================================================================
CONVERTIBLE DEBENTURE -- 0.5%
Energy -- 0.5%
         $ 5,800,000       Oryx Energy, 7.50% due 5/15/14
                           (Cost -- $5,547,625)                                                                         5,865,250
===================================================================================================================================
REPURCHASE AGREEMENT -- 5.0%
          53,818,000       Goldman, Sachs & Co., 6.348% due 1/2/98; Proceeds at
                           maturity -- $53,836,980; (Fully collateralized by
                           U.S. Treasury Notes, 5.625% due 12/31/99;
                           Market value -- $54,918,060) (Cost -- $53,818,000)                                           53,818,000
===================================================================================================================================
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $781,551,345*)                                                                  $1,093,628,877
===================================================================================================================================

+    A portion of the security is on loan (See Note 5).
*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                 Special 30th Anniversary - 1997 Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities                            December 31, 1997
================================================================================
ASSETS:
     Investments, at value (Cost -- $781,551,345)                $ 1,093,628,877
     Cash                                                                     90
     Collateral for securities loaned (Note 5)                        80,477,361
     Receivable for Fund shares sold                                   4,726,791
     Dividends and interest receivable                                 2,177,346
--------------------------------------------------------------------------------
     Total Assets                                                  1,181,010,465
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities loaned (Note 5)                           80,477,361
     Dividends payable                                                13,958,215
     Payable for Fund shares purchased                                   606,550
     Management fees payable                                             525,280
     Distribution fees payable                                           308,164
     Accrued expenses                                                     88,933
--------------------------------------------------------------------------------
     Total Liabilities                                                95,964,503
--------------------------------------------------------------------------------
Total Net Assets                                                 $ 1,085,045,962
================================================================================
NET ASSETS:
     Par value of capital shares                                 $       634,963
     Capital paid in excess of par value                             772,256,081
     Overdistributed net investment income                                (7,476)
     Accumulated net realized gain on security transactions               84,862
     Net unrealized appreciation of investments                      312,077,532
--------------------------------------------------------------------------------
Total Net Assets                                                 $ 1,085,045,962
================================================================================
Shares Outstanding:
     Class A                                                          44,402,107
     ---------------------------------------------------------------------------
     Class B                                                           1,675,167
     ---------------------------------------------------------------------------
     Class C                                                           2,469,984
     ---------------------------------------------------------------------------
     Class Y                                                           6,535,999
     ---------------------------------------------------------------------------
     Class Z                                                           8,413,016
     ---------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                       $17.09
     ---------------------------------------------------------------------------
     Class B*                                                             $17.03
     ---------------------------------------------------------------------------
     Class C**                                                            $17.05
     ---------------------------------------------------------------------------
     Class Y (and redemption price)                                       $17.09
     ---------------------------------------------------------------------------
     Class Z (and redemption price)                                       $17.12
     ---------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 5.26% of net asset value per share)            $17.99
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -  Large Cap Value Fund                              11

================================================================================
Statement of Operations                     For the Year Ended December 31, 1997
================================================================================
INVESTMENT INCOME:
     Dividends                                                    $  21,375,288
     Interest                                                         4,127,189
     Less: Foreign withholding tax                                     (174,166)
-------------------------------------------------------------------------------
     Total Investment Income                                         25,328,311
-------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                         5,536,984
     Distribution fees (Note 2)                                       2,372,282
     Shareholder and system servicing fees                              544,255
     Registration fees                                                   93,449
     Shareholder communications                                          85,206
     Custody                                                             37,011
     Audit and legal                                                     29,375
     Directors' fees                                                     23,959
     Other                                                               10,080
-------------------------------------------------------------------------------
     Total Expenses                                                   8,732,601
-------------------------------------------------------------------------------
Net Investment Income                                                16,595,710
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
     Realized Gain From Security Transactions
     (excluding short-term securities):
        Proceeds from sales                                         355,950,030
        Cost of securities sold                                     267,493,115
-------------------------------------------------------------------------------
     Net Realized Gain                                               88,456,915
-------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of year                                           185,094,122
        End of year                                                 312,077,532
-------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                        126,983,410
-------------------------------------------------------------------------------
Net Gain on Investments                                             215,440,325
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $ 232,036,035
===============================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                 Special 30th Anniversary - 1997 Annual Report to Shareholders

========================================================================================================
Statements of Changes in Net Assets                                      For the Year Ended December 31,
========================================================================================================
                                                                             1997               1996
========================================================================================================
OPERATIONS:
     Net investment income                                            $    16,595,710    $    18,225,859
     Net realized gain                                                     88,456,915         90,148,657
     Increase in net unrealized appreciation                              126,983,410         10,795,938
--------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                               232,036,035        119,170,454
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                (16,833,261)       (18,560,723)
     Net realized gains                                                   (88,392,744)       (90,678,646)
--------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                                    (105,226,005)      (109,239,369)
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sales of shares                                    164,777,053         77,117,814
     Net asset value of shares issued for
        reinvestment of dividends                                          88,143,626         98,396,742
     Cost of shares reacquired                                           (132,196,413)       (99,848,727)
--------------------------------------------------------------------------------------------------------
     Increase in Net Assets From
        Fund Share Transactions                                           120,724,266         75,665,829
--------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                    247,534,296         85,596,914
NET ASSETS:
     Beginning of year                                                    837,511,666        751,914,752
--------------------------------------------------------------------------------------------------------
     End of year*                                                     $ 1,085,045,962    $   837,511,666
========================================================================================================
*  Includes undistributed (overdistributed) net investment income of:         $(7,476)          $230,075
========================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -  Large Cap Value Fund                              13

================================================================================
 Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

The Large Cap Value Fund ("Portfolio"), formerly known as Equity Income Portfolio, is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this Portfolio and two other separate investment portfolios: U.S. Government Securities and Short-Term U.S. Treasury Securities Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the bid and ask prices; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets by class; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager of the Fund. The Portfolio pays MMC a management fee calculated at an annual rate of 0.60% on the Portfolio's average daily net assets up to $500 million, 0.55% on the next $500 million

--------------------------------------------------------------------------------
14               Sprecial 30th Anniversary -- 1997 Annual Report to Shareholders

================================================================================
 Notes to Financial Statements (contined)
================================================================================

and 0.50% on average daily net assets in excess of $1.0 billion. These fees are calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1997, SB received brokerage commissions of $276,012 and sales charges of approximately $458,000 on sales of the Portfolio's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended December 31, 1997, CDSCs paid to SB were approximately:

                                                           Class B      Class C
================================================================================
CDSCs                                                      $43,000      $2,000
================================================================================

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the year ended December 31, 1997, total Distribution Plan fees were as follows:

                                           Class A        Class B      Class C
================================================================================
Distribution Plan Fees                    $1,785,010     $212,156     $375,116
================================================================================

All officers and two Directors of the Fund are employees of SB.

3. Investments

During the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $394,453,233
--------------------------------------------------------------------------------
Sales                                                              355,950,030
================================================================================

At December 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $315,532,987
Gross unrealized depreciation                                       (3,455,455)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $312,077,532
================================================================================

4. Repurchase Agreements

The Portfolio purchases (and its custodian take possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -- Large Cap Value Fund                              15

================================================================================
 Notes to Financial Statements (contined)
================================================================================

At December 31, 1997, the Fund loaned stocks having a value of approximately $78,978,552 and holds the following collateral for loaned securities.

Security Description                                                     Value
================================================================================
Time Deposits:
   Bank of Tokyo, 10.000% due 1/2/98                                 $ 4,940,898
   Instituto Bancario San Paolo, 7.000% due 1/2/98                    13,834,514
   Keycorp Bank, N.A., 4.000% due 1/2/98                               3,157,889

Repurchase Agreements:
   Goldman, Sachs & Co., 6.800% due 1/2/98                            49,156,355
   Merrill Lynch, 7.000% due 1/2/98                                    9,387,705
--------------------------------------------------------------------------------
Total                                                                $80,477,361
================================================================================

6. Capital Shares

At December 31, 1997, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At December 31, 1997, total paid-in capital amounted to the following for each class:

                                       Class A              Class B              Class C             Class Y            Class Z
====================================================================================================================================
Total Paid-in Capital               $490,735,469          $26,367,929          $34,544,842        $110,545,054       $110,697,750
====================================================================================================================================

Transactions in shares of each class were as follows:

                                                             Year Ended                                      Year Ended
                                                          December 31, 1997                               December 31, 1996
                                                 -----------------------------------             ---------------------------------
                                                  Shares                   Amount                 Shares                  Amount
====================================================================================================================================
Class A
Shares sold                                      1,441,479             $  24,457,765             1,572,895            $ 23,892,544
Shares issued on reinvestment                    3,970,126                67,884,054             5,161,353              77,820,683
Shares redeemed                                 (4,677,363)              (78,829,273)           (5,390,653)            (83,086,170)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       734,242             $  13,512,546             1,343,595            $ 18,627,057
====================================================================================================================================
Class B
Shares sold                                        731,383             $  12,514,579               622,419            $  9,553,511
Shares issued on reinvestment                      135,875                 2,316,326               110,323               1,654,996
Shares redeemed                                   (201,810)               (3,394,313)             (110,106)             (2,171,232)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       665,448             $  11,436,592               592,636            $  9,037,275
====================================================================================================================================

--------------------------------------------------------------------------------
16               Sprecial 30th Anniversary -- 1997 Annual Report to Shareholders

================================================================================
 Notes to Financial Statements (contined)
================================================================================

                                                             Year Ended                                      Year Ended
                                                          December 31, 1997                               December 31, 1996
                                                 -----------------------------------             ---------------------------------
                                                  Shares                   Amount                 Shares                  Amount
====================================================================================================================================
Class C
Shares sold                                        324,275             $   5,556,018               309,334            $  4,772,481
Shares issued on reinvestment                      208,453                 3,556,014               256,939               3,861,171
Shares redeemed                                   (322,821)               (5,333,286)             (348,965)             (5,369,299)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       209,907             $   3,778,746               217,308            $  3,264,353
====================================================================================================================================
Class Y
Shares sold                                      6,479,279             $ 114,285,256             2,038,995            $ 31,633,477
Shares redeemed                                 (1,982,275)              (35,361,534)                   --                      --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                     4,497,004             $  78,923,722             2,038,995            $ 31,633,477
====================================================================================================================================
Class Z
Shares sold                                        484,651             $   7,963,435               478,209            $  7,265,801
Shares issued on reinvestment                      839,710                14,387,232               996,127              15,059,892
Shares redeemed                                   (545,481)               (9,278,007)             (592,793)             (9,222,026)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       778,880             $  13,072,660               881,543            $ 13,103,667
====================================================================================================================================

* For Class Y shares, transactions are for the period from February 6, 1996 (inception date) to December 31, 1996.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -- Large Cap Value Fund                              17

================================================================================
 Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                                     1997          1996           1995         1994(1)        1993
====================================================================================================================================
Net Asset Value, Beginning of Year                                $14.79        $14.59         $12.18        $13.31        $12.48
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                            0.29          0.36           0.39          0.43          0.46
   Net realized and unrealized gain (loss)                          3.80          1.99           3.59         (1.00)         1.56
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                 4.09          2.35           3.98         (0.57)         2.02
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                           (0.29)        (0.36)         (0.39)        (0.42)        (0.46)
   Net realized gains(2)                                           (1.50)        (1.79)         (1.18)        (0.14)        (0.73)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (1.79)        (2.15)         (1.57)        (0.56)        (1.19)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $17.09        $14.79         $14.59        $12.18        $13.31
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                       27.86%        16.06%         33.05%        (4.31)%       16.38%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                  $758,708      $645,935       $617,431      $544,572      $627,870
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                         0.92%         0.95%          1.02%         0.96%         0.91%
   Net investment income                                            1.71          2.28           2.78          3.31          3.42
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                               40%           49%            51%           27%           46%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(3)                                  $0.06         $0.06          $0.06         --            --
====================================================================================================================================

(1) On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore for the period from January 1, 1994 to October 9, 1994 the Class C share activity is included with the Class A share activity.
(2) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

--------------------------------------------------------------------------------
18                 Special 30th Anniversary - 1997 Annual Report to Shareholders

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class B Shares                                                                 1997           1996          1995         1994(1)
====================================================================================================================================
Net Asset Value, Beginning of Year                                            $14.74         $14.54        $12.15        $12.54
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                                        0.16           0.25          0.24          0.03
   Net realized and unrealized gain (loss)                                      3.78           1.98          3.62         (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                             3.94           2.23          3.86         (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                                       (0.15)         (0.24)        (0.29)        (0.09)
   Net realized gains(2)                                                       (1.50)         (1.79)        (1.18)        (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                            (1.65)         (2.03)        (1.47)        (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                                  $17.03         $14.74        $14.54        $12.15
Total Return                                                                   26.83%         15.22%        32.07%        (1.28)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                               $28,525        $14,883        $6,065          $354
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                                     1.71%          1.71%         1.73%         1.59%+*
   Net investment income                                                        0.92           1.55          1.83          2.11+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                           40%            49%           51%           27%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(3)                                              $0.06          $0.06         $0.06         --
====================================================================================================================================

(1)  For the period from November 7, 1994 (inception date) to December 31, 1994.
(2) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
*    Figure has been restated from December 31, 1994 annual report.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -- Large Cap Value Fund                              19

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:


Class C Shares                                                     1997          1996           1995         1994(1)        1993
====================================================================================================================================
Net Asset Value, Beginning of Year                                $14.76        $14.57         $12.18        $13.30        $12.48
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                            0.16          0.24           0.27          0.31          0.38
   Net realized and unrealized gain (loss)                          3.79          1.98           3.59         (0.95)         1.53
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                 3.95          2.22           3.86         (0.64)         1.91
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                           (0.16)        (0.24)         (0.29)        (0.34)        (0.36)
   Net realized gains(2)                                           (1.50)        (1.79)         (1.18)        (0.14)        (0.73)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (1.66)        (2.03)         (1.47)        (0.48)        (1.09)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $17.05        $14.76         $14.57        $12.18        $13.30
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                       26.85%        15.15%         32.01%        (4.91)%       15.46%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                   $42,115       $33,365        $29,758       $27,507       $15,408
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                         1.69%         1.73%          1.79%         1.75%         1.65%
   Net investment income                                            0.93          1.50           2.00          2.49          2.59
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                               40%           49%            51%           27%           46%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(3)                                  $0.06         $0.06          $0.06            --            --
====================================================================================================================================

(1)  On November 7, 1994, the former Class B shares were renamed Class C shares.
(2) Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.



--------------------------------------------------------------------------------
20                Special 30th Anniversary -- 1997 Annual Report to Shareholders

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

Class Y Shares                                          1997          1996(1)(2)
================================================================================
Net Asset Value, Beginning of Year                     $14.80          $15.06
--------------------------------------------------------------------------------
Income From Operations:
   Net investment income                                 0.38            0.36
   Net realized and unrealized gain                      3.76            1.58
--------------------------------------------------------------------------------
Total Income From Operations                             4.14            1.94
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                (0.35)          (0.41)
   Net realized gains(3)                                (1.50)          (1.79)
--------------------------------------------------------------------------------
Total Distributions                                     (1.85)          (2.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                           $17.09          $14.80
--------------------------------------------------------------------------------
Total Return                                            28.21%          12.86%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                       $111,690         $30,169
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                              0.60%           0.66%+
   Net investment income                                 2.06            3.02+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                    40%             49%
--------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(4)                       $0.06           $0.06
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)  For the period from February 6, 1996 (inception date) to December 31, 1996.
(3) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -  Large Cap Value Fund                              21

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:


Class Z Shares                                                             1997            1996           1995          1994(1)
====================================================================================================================================
Net Asset Value, Beginning of Year                                        $14.82          $14.61         $12.19         $12.54
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                                    0.35            0.42           0.43           0.07
   Net realized and unrealized gain (loss)                                  3.80            1.99           3.59          (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                         4.15            2.41           4.02          (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                                   (0.35)          (0.41)         (0.42)         (0.12)
   Net realized gains(2)                                                   (1.50)          (1.79)         (1.18)         (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (1.85)          (2.20)         (1.60)         (0.26)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                              $17.12          $14.82         $14.61         $12.19
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                               28.27%          16.47%         33.41%          (0.73)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                          $144,008        $113,160        $98,661        $80,010
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                                 0.60%           0.62%          0.69%          0.42%+
   Net investment income                                                    2.03            2.62           3.11           3.88+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                       40%             49%            51%            27%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(3)                                          $0.06           $0.06          $0.06             --
====================================================================================================================================

(1)  For the period from November 7, 1994 (inception date) to December 31, 1994.
(2) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
22                 Special 30th Anniversary - 1997 Annual Report to Shareholders

================================================================================
 Independent Auditors' Report
================================================================================

To the Board of Directors and Shareholders of Smith Barney Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Large Cap Value Fund of Smith Barney Funds, Inc., as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Large Cap Value Fund of Smith Barney Funds, Inc. as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.




                                                       /s/ KPMG Peat Marwick LLP

New York, New York
February 10, 1998



--------------------------------------------------------------------------------
Smith Barney Funds, Inc. -  Large Cap Value Fund                              23

================================================================================
 Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 1997:

     o 70.20% of the ordinary dividends paid as qualifying for the corporate dividends received deduction.

     o The Taxpayer Relief Act of 1997 enacted differing rates of tax on various long-term capital gain transactions. As a result, the Fund designates:

          o Total long-term capital gain distributions paid $77,728,759. $36,493,229 are considered "28 percent rate gains". $41,235,530 are considered "20 percent rate gains".









--------------------------------------------------------------------------------
24                Special 30th Anniversary -- 1997 Annual Report to Shareholders

Smith Barney
Funds, Inc.

Directors                                 Investment Adviser
Donald R. Foley                           Mutual Management Corp.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen                     Distributor
Bruce D. Sargent                          Smith Barney Inc.
John P. Toolan

Joseph H. Fleiss, Emeritus                Custodian
C. Richard Youngdahl, Emeritus            PNC Bank, N.A.


Officers                                  Shareholder Servicing Agent
Heath B. McLendon                         First Data Investor Services Group, Inc.
President and Chief Executive Officer     P.O. Box 9134
                                          Boston, MA 02205-9134
Lewis E. Daidone
Senior Vice President and Treasurer

Bruce D. Sargent, CFA                     This report is submitted for the general
Vice President                            information of the shareholders of Smith
                                          Barney Funds, Inc. -- Large Cap Value Fund.
Thomas M. Reynolds                        It is not for distribution to prospective
Controller                                investors unless accompanied by an effective
                                          Prospectus for the Fund, which contains
Christina T. Sydor                        information concerning the Fund's investment
Secretary                                 policies and expenses as well as other
                                          pertinent information.



                                          SMITH BARNEY
                                          --------------------------------------
                                               A Member of TravelersGroup [LOGO]



                                          Smith Barney Funds, Inc.
                                          Smith Barney Mutual Funds
                                          388 Greenwich Street
                                          New York, New York 10013
                                          www.smithbarney.com


                                          FD0853 2/98



